Parent Company Information	12 Months Ended
Dec. 31, 2016
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Parent Company Information

Note 36—Parent Company Information

The Company’s debt financing agreements require PMT and certain of its subsidiaries to comply with financial covenants that include a minimum tangible net worth for the Company of $860 million; a minimum tangible net worth for the Company’s subsidiaries including the Operating Partnership of $700 million (net worth was $1.4 billion, which includes PMH and PMC); a minimum tangible net worth for PMH of $250 million (net worth was $835 million); and a minimum tangible net worth for PMC of $150 million (net worth was $1.1 billion). The Company’s subsidiaries are limited from transferring funds to the Parent by these minimum tangible net worth requirements.

PENNYMAC MORTGAGE INVESTMENT TRUST

CONDENSED BALANCE SHEETS

	December 31,
	2016	2015
	(in thousands)
Assets
Short-term investment	$1,035	$2,606
Investments in subsidiaries	1,408,979	1,558,728
Due from affiliates	100	168
Due from PennyMac Financial Services, Inc.	54	—
Other assets	610	806
Total assets	1,410,778	1,562,308

Liabilities
Dividends payable	31,385	34,720
Accounts payable and accrued liabilities	2,765	2,708
Capital notes due to subsidiaries	18,409	20,379
Due to PennyMac Financial Services, Inc.	1,185	1,247
Due to affiliates	42	219
Income taxes payable	—	—
Total liabilities	53,786	59,273
Shareholders' equity	1,356,992	1,503,035
Total liabilities and shareholders' equity	1,410,778	1,562,308

PENNYMAC MORTGAGE INVESTMENT TRUST

CONDENSED STATEMENTS OF INCOME

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Income
Dividends from subsidiaries	$230,091	$171,254	$174,192
Intercompany interest	6	8	15
Interest	—	—	4
Other	1,250	1,250	1,250
Total income	231,347	172,512	175,461
Expenses
Intercompany interest	1,382	441	26
Other	(114)	14	—
Total expenses	1,268	455	26
Income before provision for income taxes and equity in undistributed earnings in subsidiaries	230,079	172,057	175,435
Provision for income taxes	442	875	372
Income before equity in undistributed earnings of subsidiaries	229,637	171,182	175,063
Equity in undistributed earnings of subsidiaries	(155,093)	(78,704)	23,288
Net income	$74,544	$92,478	$198,351

PENNYMAC MORTGAGE INVESTMENT TRUST

CONDENSED STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2016	2015	2014
	(in thousands, except share data)
Cash flows from operating activities:
Net income	$74,544	$92,478	$198,351
Equity in undistributed earnings of subsidiaries	155,093	78,704	(23,288)
Decrease in due from affiliates	693	915	107
Decrease (increase) in other assets	196	(284)	(1)
Increase (decrease) in accounts payable and accrued liabilities	93	(257)	(837)
Increase in due from affiliates	(116)	(238)	(652)
Decrease due to affiliates	(174)	(119)	(40)
Increase in income taxes payable	—	(126)	59
Net cash provided by operating activities	230,329	171,073	173,699
Cash flows from investing activities:
Increase in investment in subsidiaries	—	—	(89,618)
Net decrease in short-term investments	1,571	(2,100)	834
Net cash used by investing activities	1,571	(2,100)	(88,784)
Cash flows from financing activities:
Issuance of common shares	—	8	90,588
Net increase in intercompany unsecured note payable to PMT subsidiary	(1,970)	20,379	—
Repurchases of common shares	(98,370)	(16,338)	—
Payment of common share underwriting and offering costs	—	—	(1,070)
Payment of dividends	(131,560)	(173,022)	(174,433)
Net cash provided (used) by financing activities	(231,900)	(168,973)	(84,915)
Net change in cash	—	—	—
Cash at beginning of year	—	—	—
Cash at end of year	$—	$—	$—

Non-cash financing activity — dividends payable	$31,655	$35,069	$45,894